Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

June 30, 2011

CERT NYS
File No. 001-35222

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Abbey National Treasury Services plc (the "Issuer"), Santander UK plc (the "Guarantor"), 4.000% Notes due 2016, 2.875% Notes due 2014, and Floating Rate Notes due 2014, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 30, 2011. Tentative listing date – July 5, 2011.

Sincerely,